Investment in Cauchari-Olaroz Project - Summary of Loans to Joint Operation (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed	$ 205,000,000	$ 0
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed		$ 40,000,000